Income Tax	6 Months Ended
Jun. 30, 2026
Major Components Of Tax Expense Income [Abstract]
Income tax
4. Income tax

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2026	2025	2026	2025
	(in thousands)
	£	£	£	£
Current tax:
In respect of current period U.K.	330	301	737	648
In respect of prior period U.K.	—	24	—	24

	330	325	737	672
Deferred tax:
In respect of current period U.S.	3	3	6	9

Income tax credit	333	328	743	681

The income tax credit recognized primarily represents the U.K. research and development tax credits. In the United Kingdom, the Company is able to surrender some of its losses for a cash rebate of up to 26.97% of expenditure related to eligible research and development projects.

	June 30, 2026	December 31, 2025
	(in thousands)
	£	£
Current income tax receivable
U.K. tax	2,496	1,759
U.S. tax	2	2

	2,498	1,761

Deferred tax asset
U.S. deferred tax asset	125	117